Provisions - Schedule of environmental provision (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Discounted	£ 2,761	£ 3,049	£ 3,109
Environmental
Disclosure of other provisions [line items]
Discounted	2,093	2,172	£ 2,418
Real undiscounted	2,431	£ 2,555
Real discount rate (in percent)		2.00%	1.50%
Environmental | UK
Disclosure of other provisions [line items]
Discounted	82	£ 107
Real undiscounted	£ 91	£ 115
Real discount rate (in percent)	1.40%	1.00%
Environmental | US
Disclosure of other provisions [line items]
Discounted	£ 2,011	£ 2,065
Real undiscounted	£ 2,340	£ 2,440
Real discount rate (in percent)	2.00%	2.00%